Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of share capital
	Amount of	Number of common nominative shares
	share capital	Total	Class A	Class B
December 31, 2024	7	134,682,256	22,498,572	112,183,684
Share based compensation	-	(2,850)	(2,850)	-
Class B converted to class A	-	(100,000)	1,307,114	(1,407,114)
December 31, 2025	7	134,579,406	23,802,836	110,776,570

	Amount of	Number of common nominative shares
	share capital	Total	Class A	Class B
December 31, 2023	7	134,412,014	21,365,297	113,046,717
Share based compensation	-	270,242	270,242	-
Class B converted to class A	-	-	863,033	(863,033)
December 31, 2024	7	134,682,256	22,498,572	112,183,684

Schedule of treasury share reserve
	Number of shares	Average cost
December 31, 2024	914,218	(6,457)
Share buyback	6,442,897	(35,527)
Equity awards settled in treasury stock	(1,537,462)	11,327
Class B converted to class A	(100,000)	641
December 31, 2025	5,719,653	(30,016)

	Number of shares	Average cost
December 31, 2023	-	-
Share buyback	2,556,212	(14,098)
Equity awards settled in treasury stock	(1,641,994)	7,641
December 31, 2024	914,218	(6,457)